Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BRANDES INTERNATIONAL EQUITY FUND | Class I
Prospectus [Line Items]
Annual Return [Percent]	38.75%	7.17%	30.37%	(8.44%)	12.88%	(1.84%)	14.46%	(9.53%)	15.14%	8.11%
BRANDES GLOBAL EQUITY FUND | Class I
Prospectus [Line Items]
Annual Return [Percent]	33.52%	12.51%	21.68%	(5.94%)	21.19%	1.97%	17.37%	(10.36%)	16.22%	8.06%
BRANDES EMERGING MARKETS VALUE FUND | Class I
Prospectus [Line Items]
Annual Return [Percent]	47.83%	4.01%	22.52%	(15.90%)	1.68%	(6.18%)	18.59%	(15.57%)	25.99%	25.74%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I
Prospectus [Line Items]
Annual Return [Percent]	45.79%	23.44%	39.26%	(8.44%)	18.57%	4.86%	7.15%	(20.04%)	11.78%	7.50%
BRANDES SMALL CAP VALUE FUND | Class I
Prospectus [Line Items]
Annual Return [Percent]	23.42%	24.75%	22.75%	(7.89%)	27.59%	20.38%	12.82%	(10.66%)	4.09%	31.59%
BRANDES CORE PLUS FIXED INCOME FUND | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.69%	2.29%	7.37%	(10.36%)	0.03%	6.64%	6.66%	(0.44%)	2.74%	5.30%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares
Prospectus [Line Items]
Annual Return [Percent]	6.89%	4.52%	10.64%	(11.18%)	1.27%	6.87%	7.72%	(1.08%)	4.77%	12.24%